Employee Benefit Plans (Summary of Non-Vested Restricted Shares Activity) (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of shares
Non-vested at January 1, 2018	7,800
Vested
Cancelled
Granted	5,220	4,650
Non-vested at December 31, 2018	13,020	7,800
Weighted Average Grant Date Fair Value
Non-vested at January 1, 2018	$ 18.10
Vested
Cancelled
Granted	19.80
Non-vested at December 31, 2018	$ 18.78	$ 18.10